Finance debt	12 Months Ended
Dec. 31, 2024
Finance Debt
Finance debt

30.	Finance debt
30.1.	Balance by type of finance debt

In Brazil	12.31.2024	12.31.2023
Banking market	2,828	2,262
Capital market	2,225	3,130
Development banks (1)	508	698
Others	2	1
Total	5,563	6,091
Abroad
Banking market	3,691	6,303
Capital market	12,265	14,384
Export credit agency	1,508	1,870
Others	135	153
Total	17,599	22,710
Total finance debt	23,162	28,801
Current	2,566	4,322
Non-current	20,596	24,479
(1) It includes BNDES and FINEP.

Current finance debt is composed of:

	12.31.2024	12.31.2023
Short-term debt	10	4
Current portion of long-term debt	2,132	3,776
Accrued interest on short and long-term debt	424	542
Total	2,566	4,322

The capital market balance is mainly composed of US$ 11,723 in global notes issued abroad by the wholly owned subsidiary PGF, as well as US$ 1,370 in debentures and US$ 778 in commercial notes issued by Petrobras in reais in Brazil.

The balance in global notes has maturities between 2026 to 2115 and does not require collateral. Such financing was carried out in dollars and pounds, 92% and 8%, of the total global notes, respectively.

The debentures and the commercial notes, with maturities between 2026 and 2037, do not require collateral and are not convertible into shares or equity interests.

30.2.	Changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2023	6,090	22,711	28,801
Proceeds from finance debt	1,132	997	2,129
Repayment of principal (1)	(526)	(6,045)	(6,571)
Repayment of interest (1)	(418)	(1,505)	(1,923)
Accrued interest (2)	483	1,498	1,981
Foreign exchange/ inflation indexation charges	177	508	685
Translation adjustment	(1,375)	(565)	(1,940)
Balance at December 31, 2024	5,563	17,599	23,162

	In Brazil	Abroad	Total
Balance at December 31, 2022	4,907	25,047	29,954
Proceeds from finance debt	925	1,285	2,210
Repayment of principal (1)	(331)	(3,907)	(4,238)
Repayment of interest (1)	(324)	(1,640)	(1,964)
Accrued interest (2)	436	1,822	2,258
Foreign exchange/ inflation indexation charges	111	(150)	(39)
Translation adjustment	383	254	637
Modification of contractual cash flows	(17)	-	(17)
Balance at December 31, 2023	6,090	22,711	28,801
(1) It includes pre-payments.
(2) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

30.3.	Reconciliation with cash flows from financing activities

			2024			2023
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	2,129	(6,571)	(1,923)	2,210	(4,238)	(1,964)
Discount on repurchase of debt securities		10	−		77	−
Deposits linked to finance debt (1)		25	5		(32)	(14)
Net cash used in financing activities	2,129	(6,536)	(1,918)	2,210	(4,193)	(1,978)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

In 2024, the Company repaid several finance debts, in the amount of US$ 8,454, notably: (i) repurchase and withdrawal of US$ 2,512 of securities in the international capital market; and (ii) the pre-payment of US$ 250 of loan in the international banking market.

In the same period, the Company raised US$ 2,129, notably: (i) the issuance of Global Notes in the international capital market in the amount of US$ 978, maturing in 2035; and (ii) proceeds in the domestic banking market, in the amount of US$ 1,122.

30.4.	Summarized information on current and non-current finance debt

Maturity in	2025	2026	2027	2028	2029	2030 onwards	Total (1)	Fair Value

Financing in U.S. Dollars (US$):	2,182	1,464	2,146	1,544	602	8,495	16,433	15,947
Floating rate debt (2)	1,958	1,123	1,468	523	144	284	5,500
Fixed rate debt	224	341	678	1,021	458	8,211	10,933
Average interest rate p.a.	6.3%	6.5%	5.9%	5.5%	6.1%	6.6%	6.5%
Financing in Brazilian Reais (R$):	325	400	118	119	788	3,515	5,265	4,835
Floating rate debt (3)	170	112	30	30	30	3,029	3,401
Fixed rate debt	155	288	88	89	758	486	1,864
Average interest rate p.a.	9.6%	10.6%	10.7%	10.6%	10.1%	8.0%	9.6%
Financing in Euro (€):	21	−	−	128	23	371	543	543
Fixed rate debt	21	−	−	128	23	371	543
Average interest rate p.a.	4.5%	-	-	4.6%	4.7%	4.7%	4.6%
Financing in Pound Sterling (£):	38	−	−	−	367	516	921	888
Fixed rate debt	38	−	−	−	367	516	921
Average interest rate p.a.	6.1%	-	-	-	6.1%	6.6%	6.3%
Total as of December 31, 2024	2,566	1,864	2,264	1,791	1,780	12,897	23,162	22,213
Average interest rate	7.0%	7.4%	7.1%	6.9%	7.3%	6.6%	6.8%
Total as of December 31, 2023	4,322	3,066	2,551	2,547	1,816	14,499	28,801	29,329
Average interest rate	5.8%	5.8%	6.3%	6.1%	5.9%	6.5%	6.4%
(1) The average maturity of outstanding debt as of December 31, 2024 is 12.52 years (11.38 years as of December 31, 2023).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

•	Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 11,174 of December 31, 2024 (US$ 13,971 of December 31, 2023); and
•	Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 11,039 as of December 31, 2024 (US$ 15,358 as of December 31, 2023).

Regarding the Interest Rate Benchmark Reform (IBOR Reform), there was a necessity to amend the Company's contracts referenced in these indexes, considering the end of the publication of LIBOR (London Interbank Offered Rate) in dollars (US$), of one, three and six months.

As of December 31, 2024, 18% of the Company's finance debt has been indexed to SOFR (Secured Overnight Financing Rate) and has the CSA (Credit Spread Adjustment) negotiated with the creditors serving as a parameter.

The renegotiations performed have been solely for the replacement of the LIBOR benchmark and were necessary as a direct consequence of the reform of the reference interest rate. In these renegotiated cash flows, the change of the index was economically equivalent to the previous basis. Thus, the changes were prospective with the recognition of interest at the new index in the applicable periods.

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 34.4.1.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2025	2026	2027	2028	2029	2030 and thereafter	12.31.2024	12.31.2023
Principal	2,158	1,903	2,308	1,899	1,982	13,223	23,473	29,181
Interest	1,549	1,461	1,271	1,088	1,043	13,976	20,388	22,541
Total (1)	3,707	3,364	3,579	2,987	3,025	27,199	43,861	51,722
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 31.

30.5.	Lines of credit

						12.31.2024
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV (1)	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras (2)	Banco do Brasil	3/23/2018	9/26/2030	323	−	323
Petrobras (3)	Banco do Brasil	10/4/2018	9/4/2029	646	−	646
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	53	−	53
Total				1,022	−	1,022
(1) On April 08, 2024, the Revolving Credit Facility was reduced to US$ 4,110 compared to the US$ 5,000 contracted in 2021. Thus, US$ 5,000 will be available for withdrawal until November 16, 2026 and US$ 4,110 from November 16, 2026, to November 16, 2028.
(2) On December 27, 2024, the credit line agreement with Banco do Brasil for US$ 323 (R$ 2 billion) was amended, extending the term to October 26, 2030.
(3) On June 18, 2024, the credit line with Banco do Brasil was renewed, extending its term to September 4, 2029, and increasing its amount from US$ 323 (R$ 2 billion) to US$ 646 (R$ 4 billion).

30.6.	Covenants and Collateral

Covenants

The Company has covenants that were not in default at December 31, 2024 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year; ii) Negative Pledge / Permitted Liens clause.

Additionally, there are other non-financial obligations that the Company has to comply with: i) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (ii) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; and (iii) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control - OFAC, Department of State and Department of Commerce), the European Union and United Nations.

If the Company breaches any of the aforementioned covenants and either is incapable of remedy or continues to fail to comply with the covenants for a period ranging from 30 to 60 calendar days (depending on the contract) after it has received a written notice from the creditors specifying such default or breach and requiring it to be remedied and stating that such notice is a “Notice of Default”, this may be declared an Event of Default, and in certain cases the debt related to that contract becomes due and payable.

Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized. Such contracts represent 11.9% of the total financing, notably a Financing agreement with China Development Bank (CDB).

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities.

Bonds issued by the Company in the capital market are unsecured.

The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes.

Accounting policy for loans and finance debt

Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method.

When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income of the period.